UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2026

Nuveen Dividend Growth Fund
Class A Shares/NSBAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$94	0.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 9.78% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the S&P 500 Index, which returned 19.56%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	9.78%	9.11%	11.53%

Class A Shares at maximum sales charge (Offering Price)	3.47%	7.83%	10.87%

S&P 500® Index	19.56%	12.86%	15.08%

Lipper Equity Income Funds Classification Average	20.18%	9.85%	10.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W662_AR_0726 5824559

3

Annual Shareholder Report July 31, 2026

Nuveen Dividend Growth Fund
Class C Shares/NSBCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$172	1.65%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 8.96% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the S&P 500 Index, which returned 19.56%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	8.96%	8.29%	10.86%

S&P 500® Index	19.56%	12.86%	15.08%

Lipper Equity Income Funds Classification Average	20.18%	9.85%	10.59%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W647_AR_0726 5824559

3

Annual Shareholder Report July 31, 2026

Nuveen Dividend Growth Fund
Class R6 Shares/NSBFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$64	0.61%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 10.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the S&P 500 Index, which returned 19.56%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares (NAV)	10.09%	9.44%	11.87%

S&P 500® Index	19.56%	12.86%	15.08%

Lipper Equity Income Funds Classification Average	20.18%	9.85%	10.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725365_AR_0726 5824559

3

Annual Shareholder Report July 31, 2026

Nuveen Dividend Growth Fund
Class I Shares/NSBRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.65%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 10.05% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the S&P 500 Index, which returned 19.56%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares (NAV)	10.05%	9.38%	11.81%

S&P 500® Index	19.56%	12.86%	15.08%

Lipper Equity Income Funds Classification Average	20.18%	9.85%	10.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W639_AR_0726 5824559

3

Annual Shareholder Report July 31, 2026

Nuveen Dividend Growth Fund
ETF Class Shares/NUDG

Annual Shareholder Report
This annual shareholder report contains important information about the ETF Class Shares of the Nuveen Dividend Growth Fund for the period of June 2, 2026 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

ETF Class Shares	$59	0.59%

*	Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 1.60% for ETF Shares at net asset value (NAV) for the abbreviated reported period since the share class launched on June 2, 2026, through July 31, 2026. The Fund outperformed the S&P 500 Index, which returned –1.41%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 2, 2026 through July 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (6/2/26)

ETF Class Shares (NAV)	1.60%

S&P 500® Index	(1.41)%

Lipper Equity Income Funds Classification Average	2.95%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information

670713635_AR_0726 5824559

3

Annual Shareholder Report July 31, 2026

Nuveen Global Dividend Growth Fund
Class A Shares/NUGAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$123	1.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Dividend Growth Fund returned 14.27% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the MSCI World (Net), which returned 20.41%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to ASML Holding NV.

•
Overweight to ORIX Corporation.

Top detractors from relative performance

•
Lack of exposure to Alphabet Inc.

•
Security selection in the information technology sector, including overweights to SAP SE, Accenture Plc and Microsoft Corporation, as well as lack of exposure to Micron Technology, Inc.

•
Security selection in the industrials sector, including overweights to Northrop Grumman Corp. and Experian PLC.

•
Security selection in the health care sector, including overweights to Abbott Laboratories and Zoetis, Inc.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	14.27%	8.66%	9.19%

Class A Shares at maximum sales charge (Offering Price)	7.70%	7.38%	8.55%

MSCI World Index (Net)	20.41%	11.19%	12.73%

Lipper Global Equity Income Funds Classification Average	23.26%	10.12%	9.25%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$16,894,609

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$122,687

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
 • prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725464_AR_0726 5824564

3

Annual Shareholder Report July 31, 2026

Nuveen Global Dividend Growth Fund
Class C Shares/NUGCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$202	1.89%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Dividend Growth Fund returned 13.45% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the MSCI World (Net), which returned 20.41%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to ASML Holding NV.

•
Overweight to ORIX Corporation.

Top detractors from relative performance

•
Lack of exposure to Alphabet Inc.

•
Security selection in the information technology sector, including overweights to SAP SE, Accenture Plc and Microsoft Corporation, as well as lack of exposure to Micron Technology, Inc.

•
Security selection in the industrials sector, including overweights to Northrop Grumman Corp. and Experian PLC.

•
Security selection in the health care sector, including overweights to Abbott Laboratories and Zoetis, Inc.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	13.45%	7.85%	8.54%

MSCI World Index (Net)	20.41%	11.19%	12.73%

Lipper Global Equity Income Funds Classification Average	23.26%	10.12%	9.25%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$16,894,609

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$122,687

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
 • prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725456_AR_0726 5824564

3

Annual Shareholder Report July 31, 2026

Nuveen Global Dividend Growth Fund
Class I Shares/NUGIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$97	0.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Dividend Growth Fund returned 14.57% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the MSCI World (Net), which returned 20.41%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to ASML Holding NV.

•
Overweight to ORIX Corporation.

Top detractors from relative performance

•
Lack of exposure to Alphabet Inc.

•
Security selection in the information technology sector, including overweights to SAP SE, Accenture Plc and Microsoft Corporation, as well as lack of exposure to Micron Technology, Inc.

•
Security selection in the industrials sector, including overweights to Northrop Grumman Corp. and Experian PLC.

•
Security selection in the health care sector, including overweights to Abbott Laboratories and Zoetis, Inc.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares (NAV)	14.57%	8.93%	9.46%

MSCI World Index (Net)	20.41%	11.19%	12.73%

Lipper Global Equity Income Funds Classification Average	23.26%	10.12%	9.25%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$16,894,609

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$122,687

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725449_AR_0726 5824564

3

Annual Shareholder Report July 31, 2026

Nuveen Winslow Large‑Cap Growth ESG Fund
Class A Shares/NWCAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$94	0.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Winslow Large‑Cap Growth ESG Fund returned 8.22% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the Russell 1000 Growth Index, which returned 8.03%.

Top contributors to relative performance

•
Security selection and an overweight in the industrials sector, led by overweights to GE Vernova Inc. and Quanta Services Inc.

•
Overweight positions in Micron Technology Inc. and Advanced Micro Devices Inc.

Top detractors from relative performance

•
Security selection within the communication services sector, led by an overweight position in Spotify Technology SA.

•
An underweight to Apple Inc.

•
Overweights to Intuit Inc. and Snowflake Inc.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	8.22%	9.80%	16.56%

Class A Shares at maximum sales charge (Offering Price)	2.00%	8.51%	15.88%

Russell 1000® Index	18.94%	12.12%	14.82%

Russell 1000® Growth Index	8.03%	11.88%	17.46%

Lipper Large‑Cap Growth Funds Classification Average	9.81%	9.39%	15.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$932,713,424

Total number of portfolio holdings	45

Portfolio turnover (%)	133%

Total management fees paid for the year	$5,531,302

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725688_AR_0726 5824573

3

Annual Shareholder Report July 31, 2026

Nuveen Winslow Large‑Cap Growth ESG Fund
Class C Shares/NWCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$171	1.65%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Winslow Large‑Cap Growth ESG Fund returned 7.42% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund underperformed the Russell 1000 Growth Index, which returned 8.03%.

Top contributors to relative performance

•
Security selection and an overweight in the industrials sector, led by overweights to GE Vernova Inc. and Quanta Services Inc.

•
Overweight positions in Micron Technology Inc. and Advanced Micro Devices Inc.

Top detractors from relative performance

•
Security selection within the communication services sector, led by an overweight position in Spotify Technology SA.

•
An underweight to Apple Inc.

•
Overweights to Intuit Inc. and Snowflake Inc.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	7.42%	8.98%	15.87%

Russell 1000® Index	18.94%	12.12%	14.82%

Russell 1000® Growth Index	8.03%	11.88%	17.46%

Lipper Large‑Cap Growth Funds Classification Average	9.81%	9.39%	15.49%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$932,713,424

Total number of portfolio holdings	45

Portfolio turnover (%)	133%

Total management fees paid for the year	$5,531,302

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725670_AR_0726 5824573

3

Annual Shareholder Report July 31, 2026

Nuveen Winslow Large‑Cap Growth ESG Fund
Class R6 Shares/NWCFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$60	0.58%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Winslow Large‑Cap Growth ESG Fund returned 8.54% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Russell 1000 Growth Index, which returned 8.03%.

Top contributors to relative performance

•
Security selection and an overweight in the industrials sector, led by overweights to GE Vernova Inc. and Quanta Services Inc.

•
Overweight positions in Micron Technology Inc. and Advanced Micro Devices Inc.

Top detractors from relative performance

•
Security selection within the communication services sector, led by an overweight position in Spotify Technology SA.

•
An underweight to Apple Inc.

•
Overweights to Intuit Inc. and Snowflake Inc.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.54%	10.19%	17.02%

Russell 1000® Index	18.94%	12.12%	14.82%

Russell 1000® Growth Index	8.03%	11.88%	17.46%

Lipper Large‑Cap Growth Funds Classification Average	9.81%	9.39%	15.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$932,713,424

Total number of portfolio holdings	45

Portfolio turnover (%)	133%

Total management fees paid for the year	$5,531,302

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725373_AR_0726 5824573

3

Annual Shareholder Report July 31, 2026

Nuveen Winslow Large‑Cap Growth ESG Fund
Class I Shares/NVLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.65%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Winslow Large‑Cap Growth ESG Fund returned 8.48% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Russell 1000 Growth Index, which returned 8.03%.

Top contributors to relative performance

•
Security selection and an overweight in the industrials sector, led by overweights to GE Vernova Inc. and Quanta Services Inc.

•
Overweight positions in Micron Technology Inc. and Advanced Micro Devices Inc.

Top detractors from relative performance

•
Security selection within the communication services sector, led by an overweight position in Spotify Technology SA.

•
An underweight to Apple Inc.

•
Overweights to Intuit Inc. and Snowflake Inc.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	8.48%	10.07%	16.86%

Russell 1000® Index	18.94%	12.12%	14.82%

Russell 1000® Growth Index	8.03%	11.88%	17.46%

Lipper Large‑Cap Growth Funds Classification Average	9.81%	9.39%	15.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$932,713,424

Total number of portfolio holdings	45

Portfolio turnover (%)	133%

Total management fees paid for the year	$5,531,302

What did the Fund invest in? (as of July 31, 2026)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725662_AR_0726 5824573

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Trust II

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
July 31, 2026	$64,689	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

July 31, 2025	$84,451	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
July 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

July 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
July 31, 2026	$0	$0	$10,376,215	$10,376,215
July 31, 2025	$0	$0	$11,045,250	$11,045,250

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Investment Trust II and Shareholders of Nuveen Dividend
Growth Fund, Nuveen Global Dividend Growth Fund and Nuveen Winslow Large-Cap Growth
ESG Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Dividend Growth Fund, Nuveen Global Dividend Growth Fund and Nuveen Winslow Large-Cap Growth ESG
Fund (three of the funds constituting Nuveen Investment Trust II, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, issuers and brokers; when replies were not received from issuers or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 25, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments July 31, 2026
Dividend Growth
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.6%
6220418344 COMMON STOCKS - 98.6% 6220418344
BANKS - 4.0%
712,366 JPMorgan Chase & Co $ 250,603,235
TOTAL BANKS 250,603,235
CAPITAL GOODS - 8.0%
354,786 Eaton Corp plc 147,307,147
316,123 (a) Honeywell Aerospace, Inc 65,355,269
316,123 Honeywell International, Inc 76,833,695
167,317 Northrop Grumman Corp 90,766,126
274,109 Trane Technologies plc 124,705,890
TOTAL CAPITAL GOODS 504,968,127
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
374,233 Lowe's Cos, Inc 77,769,360
853,465 TJX Cos, Inc 134,284,183
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 212,053,543
CONSUMER SERVICES - 5.4%
611,981 Booking Holdings, Inc 118,051,135
394,713 McDonald's Corp 106,825,126
1,117,080 Starbucks Corp 117,572,670
TOTAL CONSUMER SERVICES 342,448,931
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
1,079,419 Walmart, Inc 120,031,393
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 120,031,393
ENERGY - 3.5%
506,757 Chevron Corp 99,744,981
787,039 ExxonMobil Holdings Corp 122,337,342
TOTAL ENERGY 222,082,323
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
1,000,283 ProLogis, Inc 144,650,925
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 144,650,925
FINANCIAL SERVICES - 8.2%
480,306 American Express Co 161,502,893
86,591 BlackRock, Inc 94,417,960
301,160 Mastercard, Inc, Class A 172,594,796
968,146 NASDAQ, Inc 91,189,672
TOTAL FINANCIAL SERVICES 519,705,321
FOOD, BEVERAGE & TOBACCO - 4.2%
1,123,812 Mondelez International, Inc, Class A 70,024,725
447,621 PepsiCo, Inc 62,469,987
686,556 Philip Morris International, Inc 131,008,616
TOTAL FOOD, BEVERAGE & TOBACCO 263,503,328
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
891,246 Abbott Laboratories 94,204,702
272,234 Elevance Health, Inc 102,316,427
TOTAL HEALTH CARE EQUIPMENT & SERVICES 196,521,129
INSURANCE - 1.6%
536,703 Marsh & McLennan Cos, Inc 101,807,192
TOTAL INSURANCE 101,807,192
MATERIALS - 3.4%
250,950 Linde plc 120,049,461
2,097,358 Smurfit Westrock plc 96,415,547
TOTAL MATERIALS 216,465,008
MEDIA & ENTERTAINMENT - 5.2%
691,911 Alphabet, Inc, Class C 246,770,058
143,136 Meta Platforms, Inc 79,685,243
TOTAL MEDIA & ENTERTAINMENT 326,455,301

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
538,747 AbbVie, Inc $ 135,193,172
515,885 Danaher Corp 100,587,257
993,564 Merck & Co, Inc 129,362,033
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 365,142,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.6%
320,021 Analog Devices, Inc 117,578,915
870,221 Broadcom, Inc 338,759,631
679,043 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 274,503,133
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 730,841,679
SOFTWARE & SERVICES - 7.0%
954,603 Microsoft Corp 443,623,105
TOTAL SOFTWARE & SERVICES 443,623,105
TECHNOLOGY HARDWARE & EQUIPMENT - 12.1%
1,523,998 Amphenol Corp, Class A 244,906,479
1,268,091 Apple, Inc 391,725,991
287,368 Motorola Solutions, Inc 125,220,606
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 761,853,076
TELECOMMUNICATION SERVICES - 1.8%
659,697 T-Mobile US, Inc 113,936,269
TOTAL TELECOMMUNICATION SERVICES 113,936,269
TRANSPORTATION - 1.7%
371,254 Union Pacific Corp 108,454,431
TOTAL TRANSPORTATION 108,454,431
UTILITIES - 4.4%
1,861,426 NextEra Energy, Inc 161,795,148
1,037,072 WEC Energy Group, Inc 113,476,418
TOTAL UTILITIES 275,271,566
TOTAL COMMON STOCKS
(Cost $3,081,027,074) 6,220,418,344
TOTAL LONG-TERM INVESTMENTS
(Cost $3,081,027,074) 6,220,418,344
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
89131263 REPURCHASE AGREEMENTS - 1.4% 89131263
$ 2,681,263 (b) Fixed Income Clearing Corporation 1 .060% 08/03/26 2,681,263
86,450,000 (c) Fixed Income Clearing Corporation 3 .570 08/03/26 86,450,000
TOTAL REPURCHASE AGREEMENTS
(Cost $89,131,263) 89,131,263
TOTAL SHORT-TERM INVESTMENTS
(Cost $89,131,263) 89,131,263
TOTAL INVESTMENTS - 100.0%
(Cost $3,170,158,337) 6,309,549,607
OTHER ASSETS & LIABILITIES, NET -  0.0% 2,380,351
NET ASSETS - 100% $ 6,311,929,958
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.060% dated 7/31/26 to be repurchased at $2,681,500 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/28/30, valued at $2,734,930.
(c) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $86,475,719 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/15/34, valued at $88,179,018.

Portfolio of Investments July 31, 2026
Global Dividend Growth
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
16702006 COMMON STOCKS - 98.9%
CANADA - 3.6%
5,108 Enbridge, Inc $ 277,946
1,615 Royal Bank of Canada 338,023
TOTAL CANADA 615,969
FRANCE - 8.8%
4,238 Accor S.A. 220,401
7,326 AXA S.A. 379,704
384 LVMH Moet Hennessy Louis Vuitton SE 210,868
3,505 TotalEnergies SE 309,002
9,408 Veolia Environnement S.A. 374,376
TOTAL FRANCE 1,494,351
GERMANY - 2.0%
1,865 SAP SE 341,846
TOTAL GERMANY 341,846
HONG KONG - 0.7%
66,487 HKT Trust & HKT Ltd 112,552
TOTAL HONG KONG 112,552
JAPAN - 6.0%
33,625 ITOCHU Corp 421,981
9,800 KDDI Corp 180,552
10,000 ORIX Corp 403,593
TOTAL JAPAN 1,006,126
NETHERLANDS - 3.8%
395 ASML Holding NV 650,938
TOTAL NETHERLANDS 650,938
SWITZERLAND - 1.1%
1,813 Nestle S.A. 181,211
TOTAL SWITZERLAND 181,211
TAIWAN - 4.0%
1,668 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 674,289
TOTAL TAIWAN 674,289
UNITED KINGDOM - 3.6%
13,116 Compass Group plc 416,510
2,972 Unilever plc 189,101
TOTAL UNITED KINGDOM 605,611
UNITED STATES - 65.3%
2,294 Abbott Laboratories 242,476
1,517 AbbVie, Inc 380,676
1,349 American Express Co 453,601
2,191 Amphenol Corp, Class A 352,094
3,334 Apple, Inc 1,029,906
1,826 Booking Holdings, Inc 352,235
1,919 Broadcom, Inc 747,028
864 Eaton Corp plc 358,733
3,182 Experian plc 120,056
2,343 ExxonMobil Holdings Corp 364,196
41,756 Haleon plc 204,419
713 (a) Honeywell Aerospace, Inc 147,406
713 Honeywell International, Inc 173,295
2,135 JPMorgan Chase & Co 751,072
500 Linde plc 239,190
655 Mastercard, Inc, Class A 375,381
814 McDonald's Corp 220,301
2,850 Merck & Co, Inc 371,070
1,839 Microsoft Corp 854,620
775 Motorola Solutions, Inc 337,706
2,527 NASDAQ, Inc 238,018
4,575 NextEra Energy, Inc 397,659

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
476 Northrop Grumman Corp $ 258,220
1,334 PepsiCo, Inc 186,173
1,896 Philip Morris International, Inc 361,795
2,317 ProLogis, Inc 335,061
2,803 Sanofi S.A. 241,371
5,418 Smurfit Westrock plc 249,065
2,529 Starbucks Corp 266,177
1,084 T-Mobile US, Inc 187,218
763 Union Pacific Corp 222,895
TOTAL UNITED STATES 11,019,113
TOTAL COMMON STOCKS
(Cost $8,768,352) 16,702,006
TOTAL LONG-TERM INVESTMENTS
(Cost $8,768,352) 16,702,006
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
225,000 REPURCHASE AGREEMENTS - 1.3%
$ 225,000 (b) Fixed Income Clearing Corporation 3 .570% 08/03/26 225,000
TOTAL REPURCHASE AGREEMENTS
(Cost $225,000) 225,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $225,000) 225,000
TOTAL INVESTMENTS (Cost $8,993,352) - 100.2% 16,927,006
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (32,397)
NET ASSETS - 100% $ 16,894,609
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $225,067 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $229,513.
Summary of investments by industry group
(% of net assets)
Semiconductors & Semiconductor Equipment 12 .3%
Technology Hardware & Equipment 10 .2
Consumer Services 8 .7
Financial Services 8 .7
Capital Goods 8 .1
Pharmaceuticals, Biotechnology & Life Sciences 7 .1
Software & Services 7 .1
Banks 6 .4
Energy 5 .6
Utilities 4 .6
Food, Beverage & Tobacco 4 .3
Other 15.8
Total 98.9%

Portfolio of Investments July 31, 2026
Winslow Large-Cap Growth ESG
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
906527651 COMMON STOCKS - 97.2% 906527651
AUTOMOBILES & COMPONENTS - 0.9%
28,610 (a) Tesla, Inc $ 8,903,718
TOTAL AUTOMOBILES & COMPONENTS 8,903,718
CAPITAL GOODS - 12.3%
20,700 (a) Axon Enterprise, Inc 10,924,632
12,950 Caterpillar, Inc 10,551,789
12,250 GE Vernova, Inc 12,131,052
62,340 General Electric Co 22,446,764
49,190 Howmet Aerospace, Inc 13,884,369
99,600 Johnson Controls International plc 14,607,336
10,250 Parker-Hannifin Corp 10,009,433
18,600 Quanta Services, Inc 12,412,896
21,900 Woodward, Inc 7,900,425
TOTAL CAPITAL GOODS 114,868,696
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.7%
126,960 (a) Amazon.com, Inc 34,479,797
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 34,479,797
CONSUMER SERVICES - 2.4%
68,700 Hilton Worldwide Holdings, Inc 22,017,663
TOTAL CONSUMER SERVICES 22,017,663
FINANCIAL SERVICES - 9.6%
183,200 (a) Affirm Holdings, Inc 13,100,632
95,500 KKR & Co, Inc 9,686,565
16,816 Mastercard, Inc, Class A 9,637,249
48,300 Morgan Stanley 10,163,286
155,900 NASDAQ, Inc 14,684,221
89,160 Visa, Inc, Class A 32,644,151
TOTAL FINANCIAL SERVICES 89,916,104
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
15,650 McKesson Corp 13,399,374
TOTAL HEALTH CARE EQUIPMENT & SERVICES 13,399,374
MATERIALS - 1.2%
39,990 Ecolab, Inc 11,102,424
TOTAL MATERIALS 11,102,424
MEDIA & ENTERTAINMENT - 13.3%
303,240 Alphabet, Inc, Class C 108,150,546
28,900 Meta Platforms, Inc 16,088,919
TOTAL MEDIA & ENTERTAINMENT 124,239,465
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
526,900 (a) Elanco Animal Health, Inc 13,894,353
25,935 Eli Lilly & Co 29,795,165
24,200 (a) Waters Corp 9,130,902
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 52,820,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.5%
63,790 (a) Advanced Micro Devices, Inc 30,373,609
34,310 Analog Devices, Inc 12,605,837
9,250 ASML Holding NV 15,068,250
146,215 Broadcom, Inc 56,918,575
17,500 Micron Technology, Inc 14,403,025
538,560 NVIDIA Corp 108,115,920
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 237,485,216
SOFTWARE & SERVICES - 8.4%
59,800 (a) Datadog, Inc, Class A 16,024,606
111,552 Microsoft Corp 51,840,445
84,260 (a) Shopify, Inc, Class A 9,871,059
TOTAL SOFTWARE & SERVICES 77,736,110

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 12.8%
146,860 Apple, Inc $ 45,366,523
141,800 (a) Arista Networks, Inc 25,573,630
20,600 (a) Lumentum Holdings, Inc 14,707,164
22,300 Seagate Technology Holdings plc 19,091,699
27,200 Western Digital Corp 14,819,648
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 119,558,664
TOTAL COMMON STOCKS
(Cost $570,501,522) 906,527,651
SHARES DESCRIPTION
ACQUIRED
DATE VALUE
6880995 COMMON STOCKS IN PRIVATE COMPANIES - 0.8% 6880995
SOFTWARE & SERVICES - 0.2%
1,827 (a),(b),(c),(d) OpenAI Foundation (Acquired cost $785,610), Class A 10/28/25 1,256,404
TOTAL SOFTWARE & SERVICES 1,256,404
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
8,179 (a),(b),(c),(d) OpenAI (Acquired cost $5,624,591), Class C 04/15/26 5,624,591
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,624,591
TOTAL COMMON STOCKS IN PRIVATE COMPANIES
(Cost $6,410,200) 6,880,995
SHARES DESCRIPTION
ACQUIRED
DATE VALUE
14314499 PREFERRED STOCKS IN PRIVATE COMPANIES - 1.5% 14314499
BANKS - 0.4%
14,019 (a),(b),(c),(d) DATABRICKS, Inc (Acquired cost $2,663,610) 12/16/25 3,546,807
TOTAL BANKS 3,546,807
SOFTWARE & SERVICES - 1.1%
9,363 (a),(b),(c),(d) Anthropic PBC (Acquired cost $1,319,880) 01/27/26 5,514,901
8,918 (a),(b),(c),(d) Anthropic PBC (Acquired cost $2,310,978), Class G 08/29/25 5,252,791
TOTAL SOFTWARE & SERVICES 10,767,692
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES
(Cost $6,294,468) 14,314,499
TOTAL LONG-TERM INVESTMENTS
(Cost $583,206,190) 927,723,145
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
13,500,000 REPURCHASE AGREEMENTS - 1.4% 13,500,000
$ 13,500,000 (e) Fixed Income Clearing Corporation 3.570% 08/03/26 13,500,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,500,000) 13,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,500,000) 13,500,000
TOTAL INVESTMENTS - 100.9%
(Cost $596,706,190) 941,223,145
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (8,509,721)
NET ASSETS - 100% $ 932,713,424
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Private equity investment.
(d) Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of the end of the fiscal period, the aggregate value of these securities is $21,195,494 or 2.3% of Total Investments.
(e) Agreement with Fixed Income Clearing Corporation, 3.570% dated 7/31/26 to be repurchased at $13,504,016 on 8/3/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/15/34, valued at $13,770,065.

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2026
Dividend
Growth
Global Dividend
Growth
Winslow Large-
Cap Growth ESG
ASSETS
Long-term investments, at value
†
$ 6,220,418,344 $ 16,702,006 $ 927,723,145
Short-term investments, at value
◊
89,131,263 225,000 13,500,000
Cash – 19,071 –
Receivables:
Dividends 3,275,743 8,446 109,483
Interest 8,652 22 1,339
Investments sold 32,655,319 – 3,679,740
Reclaims 176,350 4,303 –
Reimbursement from Adviser 64,638 12,681 95,520
Shares sold 570,823 238 404,896
Other 358,977 29,292 116,050
Total assets 6,346,660,109 17,001,059 945,630,173
LIABILITIES
Cash overdraft – – 4,029,064
Payables:
Management fees 3,156,611 10,024 511,049
Collateral from securities lending – – 1,491
Interest 391 1 52
Investments purchased - regular settlement – – 7,501,483
Shares redeemed 29,783,866 19,857 433,059
Accrued expenses:
Custodian fees 501,038 40,771 112,793
Trustees fees 367,147 643 80,198
Professional fees 42,685 19,563 29,673
Shareholder reporting expenses 54,243 9,631 25,819
Shareholder servicing agent fees 480,211 3,631 145,329
12b-1 distribution and service fees 343,851 2,157 46,282
Other 108 172 457
Total liabilities 34,730,151 106,450 12,916,749
Net assets $ 6,311,929,958 $ 16,894,609 $ 932,713,424
NET ASSETS CONSIST OF:
Paid-in capital $ 2,957,376,011 $ 7,576,222 $ 537,008,341
Total distributable earnings (loss) 3,354,553,947 9,318,387 395,705,083
Net assets $ 6,311,929,958 $ 16,894,609 $ 932,713,424
†
   Long-term investments, cost $ 3,081,027,074 $ 8,768,352 $ 583,206,190
◊
   Short-term investments, cost $ 89,131,263 $ 225,000 $ 13,500,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend
Growth
Global Dividend
Growth
Winslow Large-
Cap Growth ESG
CLASS A:
Net assets $ 1,155,727,307 $ 9,510,105 $ 177,472,173
Shares outstanding 18,326,668 259,185 3,366,048
Net asset value ("NAV") per share $ 63.06 $ 36.69 $ 52.72
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 66.91 $ 38.93 $ 55.94
CLASS C:
Net assets $ 118,319,848 $ 192,354 $ 9,054,457
Shares outstanding 1,877,860 5,269 266,112
NAV and offering price per share $ 63.01 $ 36.51 $ 34.02
CLASS I:
Net assets $ 2,279,343,841 $ 7,192,150 $ 530,326,315
Shares outstanding 36,207,678 196,122 9,067,188
NAV and offering price per share $ 62.95 $ 36.67 $ 58.49
CLASS R6:
Net assets $ 2,742,588,347 $ — $ 215,860,479
Shares outstanding 42,984,425 — 3,536,833
NAV and offering price per share $ 63.80 $ — $ 61.03
ETF CLASS:
Net assets $ 15,950,615 $ — $ —
Shares outstanding 250,000 — —
NAV per share $ 63.80 $ — $ —
Market price per share $ 63.90 $ — $ —
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2026 Dividend Growth
Global Dividend
Growth
Winslow Large-Cap
Growth ESG
INVESTMENT INCOME
Affiliated income $ 559,708 $ 1,205 $ 225,584
Dividends 107,705,835 373,884 3,706,018
Interest 3,506,316 12,149 228,481
Securities lending income, net — — 6,443
Tax withheld (615,320) (9,147) (10,055)
Total investment income 111,156,539 378,091 4,156,471
EXPENSES
– – –
Management fees 38,204,244 122,687 5,531,302
12b-1 service fees - Class A 2,913,169 23,642 459,357
12b-1 distribution and service fees - Class C 1,400,398 3,046 105,136
Shareholder servicing agent fees - Class A 546,392 7,210 141,793
Shareholder servicing agent fees - Class C 68,838 235 8,137
Shareholder servicing agent fees - Class R6 84,062 — 11,423
Shareholder servicing agent fees - Class I 1,155,802 5,802 399,583
Shareholder servicing agent fees - ETF Class
(1)
17 — —
Interest expense 6,687 16 1,200
Trustees fees 318,573 840 41,440
Custodian expenses 304,199 25,597 64,456
Registration fees 89,982 48,419 80,004
Professional fees 145,036 26,608 53,665
Shareholder reporting expenses 122,993 23,377 55,627
Other 61,166 9,659 15,830
Total expenses before fee waiver/expense reimbursement 45,421,558 297,138 6,968,953
Fee waiver/expense reimbursement — (114,746) (848,196)
Net expenses 45,421,558 182,392 6,120,757
Net investment income (loss) 65,734,981 195,699 (1,964,286)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 431,942,487 2,118,641 109,038,410
Foreign currency transactions — 2,089 —
Net realized gain (loss) 431,942,487 2,120,730 109,038,410
Change in unrealized appreciation (depreciation) on:
Investments 111,134,815 52,568 (34,651,296)
Foreign currency translations — (22) —
Net change in unrealized appreciation (depreciation) 111,134,815 52,546 (34,651,296)
Net realized and unrealized gain (loss) 543,077,302 2,173,276 74,387,114
Net increase (decrease) in net assets from operations $ 608,812,283 $ 2,368,975 $ 72,422,828
(1) For the period June 2, 2026 (commencement of operations) through July 31, 2026.

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Growth Global Dividend Growth
Year Ended
7/31/26
Year Ended
7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 65,734,981 $ 69,642,939 $ 195,699 $ 239,196
Net realized gain (loss) 431,942,487 592,788,863 2,120,730 1,439,601
Net change in unrealized appreciation (depreciation) 111,134,815 (77,400,618) 52,546 (297,671)
Net increase (decrease) in net assets from operations 608,812,283 585,031,184 2,368,975 1,381,126
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (126,150,569) (72,001,678) (994,386) (683,150)
Class C (14,227,690) (10,178,565) (32,486) (34,740)
Class R6 (309,321,734) (161,408,631) — —
Class I (271,797,857) (167,695,752) (773,640) (702,659)
ETF Class
(1)
(40,413) — — —
Total distributions (721,538,263) (411,284,626) (1,800,512) (1,420,549)
FUND SHARE TRANSACTIONS
Subscriptions 871,030,219 663,912,969 1,213,812 1,820,741
Reinvestments of distributions 576,028,041 324,496,906 1,794,074 1,288,220
Redemptions (1,365,834,718) (1,170,989,830) (5,680,596) (3,618,409)
Net increase (decrease) from Fund share transactions 81,223,542 (182,579,955) (2,672,710) (509,448)
Net increase (decrease) in net assets (31,502,438) (8,833,397) (2,104,247) (548,871)
Net assets at the beginning of period 6,343,432,396 6,352,265,793 18,998,856 19,547,727
Net assets at the end of period $ 6,311,929,958 $ 6,343,432,396 $ 16,894,609 $ 18,998,856

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Winslow Large-Cap Growth ESG
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ (1,964,286) $ (1,734,073)
Net realized gain (loss) 109,038,410 169,259,909
Net change in unrealized appreciation (depreciation) (34,651,296) (12,419,406)
Net increase (decrease) in net assets from operations 72,422,828 155,106,430
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (38,017,636) (34,274,122)
Class C (3,293,361) (2,144,487)
Class R6 (26,854,349) (21,384,117)
Class I (92,849,381) (70,187,499)
Total distributions (161,014,727) (127,990,225)
FUND SHARE TRANSACTIONS
Subscriptions 346,848,485 172,016,616
Reinvestments of distributions 153,953,021 113,402,423
Redemptions (381,824,205) (353,993,950)
Net increase (decrease) from Fund share transactions 118,977,301 (68,574,911)
Net increase (decrease) in net assets 30,385,402 (41,458,706)
Net assets at the beginning of period 902,328,022 943,786,728
Net assets at the end of period $ 932,713,424 $ 902,328,022
(1) For the period June 2, 2026 (commencement of operations) through July 31, 2026.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
Dividend Growth
Class
A
7/31/26
$ 64.16 $ 0.51 $ 5.43 $ 5.94 $ (0.53) $ (6.51) $ (7.04) $ 63.06 $ –
7/31/25
62.40 0.57 5.23 5.80 (0.57) (3.47) (4.04) 64.16 –
7/31/24
54.65 0.59 8.69 9.28 (0.60) (0.93) (1.53) 62.40 –
7/31/23
51.54 0.59 4.26 4.85 (0.61) (1.13) (1.74) 54.65 –
7/31/22
53.39 0.55 (0.49) 0.06 (0.56) (1.35) (1.91) 51.54 –
Class
C
7/31/26
64.11 0.04 5.43 5.47 (0.06) (6.51) (6.57) 63.01 –
7/31/25
62.36 0.10 5.22 5.32 (0.10) (3.47) (3.57) 64.11 –
7/31/24
54.63 0.18 8.67 8.85 (0.19) (0.93) (1.12) 62.36 –
7/31/23
51.52 0.21 4.26 4.47 (0.23) (1.13) (1.36) 54.63 –
7/31/22
53.33 0.15 (0.49) (0.34) (0.12) (1.35) (1.47) 51.52 –
Class
R6
7/31/26
64.85 0.71 5.48 6.19 (0.73) (6.51) (7.24) 63.80 –
7/31/25
63.03 0.76 5.30 6.06 (0.77) (3.47) (4.24) 64.85 –
7/31/24
55.19 0.77 8.78 9.55 (0.78) (0.93) (1.71) 63.03 –
7/31/23
52.05 0.75 4.29 5.04 (0.77) (1.13) (1.90) 55.19 –
7/31/22
53.92 0.72 (0.49) 0.23 (0.75) (1.35) (2.10) 52.05 –
Class
I
7/31/26
64.06 0.67 5.42 6.09 (0.69) (6.51) (7.20) 62.95 –
7/31/25
62.31 0.73 5.21 5.94 (0.72) (3.47) (4.19) 64.06 –
7/31/24
54.57 0.73 8.68 9.41 (0.74) (0.93) (1.67) 62.31 –
7/31/23
51.47 0.72 4.25 4.97 (0.74) (1.13) (1.87) 54.57 –
7/31/22
53.33 0.68 (0.49) 0.19 (0.70) (1.35) (2.05) 51.47 –
ETF
Class
7/31/26
(g)
62.96 0.08 0.92 1.00 (0.16) — (0.16) 63.80 63.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(d)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(e)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(f)
Does not include in-kind transactions.
(g)
For the period June 2, 2026 (commencement of operations) through July 31, 2026.
(h)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
Based on
Net Asset Value
(b)
Total
Return
Based on
Market Price
(c)
Net
Assets,
End of
Period (000) Expenses
(d)
NII
(Loss)
(d),(e)
Portfolio
Turnover
Rate
(f)
9.78% – % $ 1,155,727 0.90% 0.80% 20%
9.43 – 1,161,600 0.91 0.90 12
17.35 – 1,121,499 0.92 1.05 11
9.75 – 976,938 0.92 1.16 17
(0.04) – 932,555 0.91 1.04 17
8.96 – 118,320 1.65 0.06 20
8.61 – 159,004 1.66 0.15 12
16.46 – 194,806 1.67 0.32 11
8.92 – 240,863 1.67 0.42 17
(0.79) – 295,522 1.66 0.29 17
10.09 – 2,742,588 0.61 1.10 20
9.77 – 2,510,434 0.61 1.20 12
17.70 – 2,518,257 0.62 1.36 11
10.05 – 2,398,869 0.62 1.46 17
0.28 – 2,394,117 0.61 1.34 17
10.05 – 2,279,344 0.65 1.06 20
9.70 – 2,512,395 0.66 1.15 12
17.64 – 2,517,704 0.67 1.31 11
10.01 – 2,392,913 0.67 1.41 17
0.22 – 2,342,735 0.66 1.29 17
1.60 1.76 15,951 0.59
(h)
0.79
(h)
20

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Dividend Growth
Class
A
7/31/26
$ 35.76 $ 0.37 $ 4.45 $ 4.82 $ (0.48) $ (3.41) $ (3.89) $ 36.69
7/31/25
35.83 0.41 2.17 2.58 (0.44) (2.21) (2.65) 35.76
7/31/24
31.41 0.40 4.47 4.87 (0.44) (0.01) (0.45) 35.83
7/31/23
29.98 0.42 2.16 2.58 (0.42) (0.73) (1.15) 31.41
7/31/22
32.93 0.41 (0.93) (0.52) (0.49) (1.94) (2.43) 29.98
Class
C
7/31/26
35.60 0.08 4.46 4.54 (0.22) (3.41) (3.63) 36.51
7/31/25
35.70 0.13 2.16 2.29 (0.18) (2.21) (2.39) 35.60
7/31/24
31.30 0.16 4.45 4.61 (0.20) (0.01) (0.21) 35.70
7/31/23
29.87 0.19 2.17 2.36 (0.20) (0.73) (0.93) 31.30
7/31/22
32.82 0.16 (0.92) (0.76) (0.25) (1.94) (2.19) 29.87
Class
I
7/31/26
35.74 0.46 4.45 4.91 (0.57) (3.41) (3.98) 36.67
7/31/25
35.82 0.50 2.16 2.66 (0.53) (2.21) (2.74) 35.74
7/31/24
31.39 0.48 4.48 4.96 (0.52) (0.01) (0.53) 35.82
7/31/23
29.96 0.49 2.16 2.65 (0.49) (0.73) (1.22) 31.39
7/31/22
32.92 0.48 (0.93) (0.45) (0.57) (1.94) (2.51) 29.96
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
14.27% $ 9,510 1.81% 1.15% 1.04% 17%
7.33 9,524 1.91 1.15 1.15 14
15.64 8,930 1.83 1.15 1.24 17
9.00 8,849 1.86 1.15 1.42 23
(2.02) 8,082 1.95 1.14 1.30 18
13.45 192 2.55 1.89 0.21 17
6.51 452 2.66 1.90 0.36 14
14.78 532 2.58 1.90 0.49 17
8.21 617 2.61 1.90 0.64 23
(2.78) 885 2.70 1.89 0.50 18
14.57 7,192 1.56 0.90 1.27 17
7.57 9,022 1.66 0.90 1.39 14
15.97 10,085 1.58 0.90 1.49 17
9.28 10,252 1.61 0.90 1.66 23
(1.81) 10,137 1.70 0.89 1.51 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Winslow Large-Cap Growth ESG
Class
A
7/31/26
$ 61.00 $ (0.23) $ 4.46 $ 4.23 $ — $ (12.51) $ (12.51) $ 52.72
7/31/25
59.26 (0.23) 10.66 10.43 — (8.69) (8.69) 61.00
7/31/24
47.53 (0.18) 14.78 14.60 — (2.87) (2.87) 59.26
7/31/23
44.38 (0.09) 6.73 6.64 — (3.49) (3.49) 47.53
7/31/22
60.52 (0.22) (10.03) (10.25) — (5.89) (5.89) 44.38
Class
C
7/31/26
43.99 (0.43) 2.97 2.54 — (12.51) (12.51) 34.02
7/31/25
45.18 (0.48) 7.98 7.50 — (8.69) (8.69) 43.99
7/31/24
37.13 (0.43) 11.35 10.92 — (2.87) (2.87) 45.18
7/31/23
35.74 (0.31) 5.19 4.88 — (3.49) (3.49) 37.13
7/31/22
50.17 (0.51) (8.03) (8.54) — (5.89) (5.89) 35.74
Class
R6
7/31/26
68.48 (0.06) 5.12 5.06 — (12.51) (12.51) 61.03
7/31/25
65.37 (0.02) 11.82 11.80 — (8.69) (8.69) 68.48
7/31/24
51.97 0.03 16.24 16.27 — (2.87) (2.87) 65.37
7/31/23
47.98 0.08 7.40 7.48 — (3.49) (3.49) 51.97
7/31/22
64.78 (0.05) (10.86) (10.91) — (5.89) (5.89) 47.98
Class
I
7/31/26
66.18 (0.10) 4.92 4.82 — (12.51) (12.51) 58.49
7/31/25
63.49 (0.09) 11.47 11.38 — (8.69) (8.69) 66.18
7/31/24
50.62 (0.05) 15.79 15.74 — (2.87) (2.87) 63.49
7/31/23
46.90 0.02 7.19 7.21 — (3.49) (3.49) 50.62
7/31/22
63.50 (0.09) (10.62) (10.71) — (5.89) (5.89) 46.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
8.22% $ 177,472 0.99% 0.90% (0.42) % 133%
18.28 191,896 1.03 0.90 (0.39) 95
31.95 235,751 1.09 0.91 (0.34) 56
17.09 186,017 1.11 0.91 (0.21) 74
(19.30) 174,142 1.08 0.90 (0.42) 69
7.42 9,054 1.74 1.65 (1.17) 133
17.39 11,644 1.78 1.65 (1.14) 95
30.94 12,086 1.84 1.66 (1.08) 56
16.24 11,710 1.86 1.66 (0.96) 74
(19.90) 15,269 1.83 1.65 (1.17) 69
8.54 215,860 0.67 0.58 (0.10) 133
18.71 186,529 0.67 0.54 (0.04) 95
32.45 157,610 0.70 0.52 0.04 56
17.58 97,947 0.71 0.51 0.18 74
(19.04) 76,592 0.74 0.56 (0.08) 69
8.48 530,326 0.74 0.65 (0.17) 133
18.58 512,260 0.78 0.65 (0.14) 95
32.26 538,340 0.84 0.66 (0.08) 56
17.40 468,620 0.86 0.66 0.04 74
(19.10) 420,440 0.83 0.65 (0.17) 69

Notes to Financial Statements
1. General Information
Trust and Fund Information: The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund ("Dividend Growth"),
Nuveen Global Dividend Growth Fund (“Global Dividend Growth”), and Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap
Growth ESG”) (each a “Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on June 27,
1997.
Current Fiscal Period : The end of the reporting period for the Funds is July 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2026 (the "current fiscal period").
ETF Class Shares: On June 2, 2026, Dividend Growth began offering ETF Class Shares.
Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC (each a
"Sub-Adviser" and collectively the "Sub-Advisers"). NAM manages the investment portfolios of Dividend Growth and Global Dividend Growth while
Winslow Capital Management, LLC manages the portfolio of Winslow Large-Cap Growth ESG.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Dividend Growth offers an exchange-traded share class that operates as an ETF (“ETF Class”). The ETF Class Shares are traded on the NYSE Arca, (the “Exchange”)
and are listed and traded at market-determined prices. Class R6 Shares, Class I Shares and ETF Class Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations: Income and expenses that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class. Sub-transfer agent fees and similar fees are not charged to Class R6 and ETF
Class Shares. Expenses directly attributable to a share class are recorded to that class. Class-level expenses include, but are not limited to, transfer agency fees and expenses, state securities registration fees, exchange listing fees related to such class, and distribution and service fees (collectively,
“12b-1 fees”). Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2026-03): In September 2026, the FASB issued ASU No. 2026-03, Fair Value Measurement (Topic
820) Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The amendments in ASU 2026-03 requires investment companies to consider the effect of contractual sale restrictions when measuring the fair value of certain equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction, for both annual and interim periods. The amendments in ASU 2026-03 are effective for interim reporting periods within annual reporting periods beginning after
December 15, 2027. Early adoption is permitted. Management is currently evaluating the implications of these changes on the financial statements.

Notes to Financial Statements
(continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,220,418,344 $ – $ – $ 6,220,418,344
Short-Term Investments:
Repurchase Agreements – 89,131,263 – 89,131,263
$ 6,220,418,344 $ 89,131,263 $ – $ 6,309,549,607
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,743,525 $ 4,958,481 $ – $ 16,702,006
Short-Term Investments:
Repurchase Agreements – 225,000 – 225,000
$ 11,743,525 $ 5,183,481 $ – $ 16,927,006

The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current reporting period, were as follows:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 906,527,651 $ – $ – $ 906,527,651
Common Stocks in Private Companies – – 6,880,995 6,880,995
Preferred Stocks in Private Companies – – 14,314,499 14,314,499
Short-Term Investments:
Repurchase Agreements – 13,500,000 – 13,500,000
$ 906,527,651 $ 13,500,000 $ 21,195,494 $ 941,223,145
Level 3
Winslow Large-Cap Growth ESG
Common Stocks
In Private
Companies
Preferred Stocks
In Private
Companies
Balance at the beginning of period $- $-
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) 470,794 8,020,031
Purchases at cost 6,410,201 6,294,468
Sales at proceeds - -
Net discounts (premiums) - -
Transfers into - -
Transfers (out of) - -
Balance at the end of period $6,880,995 $14,314,499
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $470,794 $8,020,031
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Impact to Valuation
from an Increase in
Input*
Winslow Large-
Cap Growth ESG
Common Stock in
Private Companies
$6,880,995 Recent
Transactions
Transaction Price $687.69 N/A Increase
Preferred Stock in
Private Companies
14,314,499 Recent
Transactions
Transaction Price $253.00 - $589.01 $505.75 Increase
Total $21,195,494
* Represents the directional change in the fair value of the Level 3 instruments that could have resulted from an increase in the corresponding input as of the reporting period. A decrease to the unobservable input would have had the opposite effect. Significant changes to these input may have resulted in a significantly higher or lower fair value measurement at the end of the reporting period.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $ 89,131,263 $ (90,913,948)
Global Dividend Growth Fixed Income Clearing Corporation 225,000 (229,513)
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation 13,500,000 (13,770,065)

Notes to Financial Statements
(continued)
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Funds did not have any securities out on loan.
Purchases and Sales: Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Growth
$ 1,299,583,836 $ 1,913,265,916
Global Dividend Growth
2,968,225 6,720,528
Winslow Large-Cap Growth ESG
1,163,845,969 1,207,677,346
Fund
In-Kind Purchases In-Kind Sales
Dividend Growth
$ 15,555,787 $ —
Global Dividend Growth
— —
Winslow Large-Cap Growth ESG
— —

instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
ETF Class Shares are issued and redeemed on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
("Creation Units"). Only certain institutional investors (referred to as "Authorized Participants") who have entered into agreements with Nuveen
Securities, LLC, the Funds' (“Distributor”), a wholly-owned subsidiary of Nuveen, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in "Proceeds from shares sold" on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/26
Year Ended
7/31/25
Dividend Growth Shares Value Shares Value
Subscriptions:
Class A 1,964,478 $124,408,214 1,835,991 $115,222,608
Class A - automatic conversion of Class C 620 38,352 3,411 217,928
Class C 204,585 12,955,374 323,879 20,320,421
Class R6 7,124,107 469,881,293 3,676,988 231,608,730
Class I 3,932,637 248,017,986 4,742,677 296,543,282
ETF Class
(1)
250,000 15,729,000 — —
Total subscriptions 13,476,427 871,030,219 10,582,946 663,912,969
Reinvestments of distributions:
Class A 1,375,079 85,030,784 770,360 48,783,144
Class C 167,559 10,338,070 113,176 7,163,375
Class R6 4,912,699 307,411,055 2,504,786 160,286,822
Class I 2,804,260 173,248,132 1,712,449 108,263,565
Total reinvestments of distributions 9,259,597 576,028,041 5,100,771 324,496,906
Redemptions:
Class A (3,118,308) (197,883,801) (2,477,974) (155,730,310)
Class C (973,798) (61,864,841) (1,077,376) (67,266,081)
Class C - automatic conversion to Class A (621) (38,352) (3,415) (217,928)
Class R6 (7,766,041) (492,635,704) (7,421,342) (472,174,870)
Class I (9,747,717) (613,412,020) (7,644,841) (475,600,641)
Total redemptions (21,606,485) (1,365,834,718) (18,624,948) (1,170,989,830)
Net increase (decrease) 1,129,539 $81,223,542 (2,941,231) $(182,579,955)
(1) For the period June 2, 2026 (commencement of operations) through July 31, 2026.

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in
Year Ended
7/31/26
Year Ended
7/31/25
Global Dividend Growth Shares Value Shares Value
Subscriptions:
Class A 16,350 $588,317 25,856 $923,855
Class C 623 21,534 3,548 128,294
Class I 17,202 603,961 21,858 768,592
Total subscriptions 34,175 1,213,812 51,262 1,820,741
Reinvestments of distributions:
Class A 28,618 990,085 18,797 667,169
Class C 946 32,486 984 34,740
Class I 22,298 771,503 16,521 586,311
Total reinvestments of distributions 51,862 1,794,074 36,302 1,288,220
Redemptions:
Class A (52,149) (1,867,432) (27,514) (964,474)
Class C (9,004) (319,927) (6,737) (237,365)
Class I (95,807) (3,493,237) (67,518) (2,416,570)
Total redemptions (156,960) (5,680,596) (101,769) (3,618,409)
Net increase (decrease) (70,923) $(2,672,710) (14,205) $(509,448)
Year Ended
7/31/26
Year Ended
7/31/25
Winslow Large-Cap Growth ESG Shares Value Shares Value
Subscriptions:
Class A 325,603 $17,076,845 624,602 $36,404,521
Class A - automatic conversion of Class C 2 105 486 28,522
Class C 60,161 2,263,373 39,418 1,655,635
Class R6 1,611,354 98,554,081 808,698 51,845,900
Class I 4,029,452 228,954,081 1,318,684 82,082,038
Total subscriptions 6,026,572 346,848,485 2,791,888 172,016,616
Reinvestments of distributions:
Class A 740,164 36,749,148 420,120 24,484,603
Class C 90,374 2,909,137 45,352 1,915,220
Class R6 431,982 24,778,460 304,566 19,885,116
Class I 1,627,865 89,516,276 1,063,163 67,117,484
Total reinvestments of distributions 2,890,385 153,953,021 1,833,201 113,402,423
Redemptions:
Class A (845,592) (44,127,634) (1,877,652) (106,839,172)
Class C (149,099) (5,130,987) (86,942) (3,604,579)
Class C - automatic conversion to Class A (4) (105) (658) (28,522)
Class R6 (1,230,234) (79,202,863) (800,666) (50,666,629)
Class I (4,330,400) (253,362,616) (3,120,553) (192,855,048)
Total redemptions (6,555,329) (381,824,205) (5,886,471) (353,993,950)
Net increase (decrease) 2,361,628 $118,977,301 (1,261,382) $(68,574,911)

passive foreign investment companies, net operating losses offset to short term gains, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth
$ 3,174,773,869 $ 3,206,255,501 $ (71,479,763) $ 3,134,775,738
Global Dividend Growth
9,272,482 8,111,198 (456,674) 7,654,524
Winslow Large-Cap Growth ESG
606,096,774 352,994,347 (17,867,976) 335,126,371
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth
$ — $ 219,778,209 $ 3,134,775,738 $ — $ — $ — $ 3,354,553,947
Global Dividend Growth
168,292 1,495,367 7,654,728 — — — 9,318,387
Winslow Large-Cap Growth
ESG
— 75,851,883 335,126,371 — (15,273,171) — 395,705,083
7/31/26 7/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Dividend Growth
$ 71,132,513 $ 650,405,750 $ 70,955,932 $ 340,328,694
Global Dividend Growth
272,613 1,527,899 277,822 1,142,727
Winslow Large-Cap Growth ESG
30,804,276 130,210,451 20,802,963 107,187,262
Average Daily Net Assets Dividend Growth
Global
Dividend
Growth
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000% 0.5500% 0.5000%
For the next $125 million 0.4875 0.5375 0.4875
For the next $250 million 0.4750 0.5250 0.4750
For the next $500 million 0.4625 0.5125 0.4625
For the next $1 billion 0.4500 0.5000 0.4500
For the next $3 billion 0.4250 0.4750 0.4250
For the next $2.5 billion 0.4000 0.4500 0.4000
For the next $2.5 billion 0.3875 0.4375 0.3875
For net assets over $10 billion 0.3750 0.4250 0.3750

Notes to Financial Statements
(continued)
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of reporting period, the fund-level and complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 and ETF Class Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 and ETF Class Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares, Class I Shares and ETF Class Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate the Distributor, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Dividend Growth
0.4313% 0.1544% 0.5857%
Global Dividend Growth
0.5500 0.1544 0.7044
Winslow Large-Cap Growth ESG
0.4744 0.1544 0.6288
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Dividend Growth N/A N/A 1.25%
Global Dividend Growth 0.94% July 31, 2028 N/A
Winslow Large-Cap Growth ESG 0.69% July 31, 2028 1.25%
N/A - Not Applicable.
Fund
Value
Dividend Growth
$ 559,708
Global Dividend Growth
1,205
Winslow Large-Cap Growth ESG
225,584

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Growth
$ 235,200 $ 209,373
Global Dividend Growth
11,332 9,968
Winslow Large-Cap Growth ESG
124,444 109,324
Fund
Commission
Advances
Dividend Growth
$ 112,224
Global Dividend Growth
126
Winslow Large-Cap Growth ESG
12,023
Fund
12b-1 Fees
Retained
Dividend Growth
$ 130,587
Global Dividend Growth
248
Winslow Large-Cap Growth ESG
13,640
Fund
CDSC
Retained
Dividend Growth
$ 18,232
Global Dividend Growth
—
Winslow Large-Cap Growth ESG
6,563
Underlying Fund
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund TIAA Access
*
Total
Dividend Growth 38% 2% 1% –% 41%
Global Dividend Growth –% –% –% –% –
Winslow Large-Cap Growth ESG –% –% –% 1% 1
* TIAA Access is a registered separate account of TIAA, consisting of various sub-accounts that invest in the Funds.

Notes to Financial Statements
(continued)
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed Funds Effective Rate plus 1.10% (1.20%
prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Dividend Growth
$ 663,112,752
Global Dividend Growth
1,712,775
Winslow Large-Cap Growth ESG
134,342,911
Fund Percentage
Dividend Growth
100 .0%
Global Dividend Growth
52 .6
Winslow Large-Cap Growth ESG
11 .1
Fund Percentage
Dividend Growth
100 .0%
Global Dividend Growth
100 .0
Winslow Large-Cap Growth ESG
11 .4
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Dividend Growth
3 .4% 2 .8%
Global Dividend Growth
3 .4 2 .6
Winslow Large-Cap Growth ESG
— —

Important Tax Information
(continued)
Fund Percentage
Dividend Growth
3 .5%
Global Dividend Growth
3 .5
Winslow Large-Cap Growth ESG
0 .5

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Dividend Growth Fund

Nuveen Global Dividend Growth Fund

Nuveen Winslow Large-Cap Growth ESG Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of Nuveen Investment Trust II approved, for each of the applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (i) in the case of Nuveen Dividend Growth Fund and Nuveen Global Dividend Growth Fund, Nuveen Asset Management, LLC (“NAM” or a “Sub-Adviser”), and (ii) in the case of Nuveen Winslow Large-Cap Growth ESG Fund, Winslow Capital Management, LLC (“Winslow” or a “Sub-Adviser” and, together with NAM, the “Sub-Advisers”). At the time of the Meeting, prior to an internal restructuring pursuant to which Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. NAM and Winslow are also affiliates of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of each Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/ or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and each Sub-Adviser in providing services to the applicable Fund(s).

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through sub-advisers. In this regard, each Fund utilizes a Sub-Adviser and its investment team to manage the portfolio of such Fund subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Advisers and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by such Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support

2

services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

3

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to each Sub-Adviser in light of the sub-advisory services provided to the respective Fund(s). In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the applicable Fund(s).

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Advisers, the Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

4

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or a Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and the Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable Fund(s) were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Dividend Growth Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

••

In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation.

Nuveen Global Dividend Growth Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	Third Quartile

••

In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation.

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Nuveen Winslow Large-Cap Growth ESG Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Third Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Advisers and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and the applicable Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: October 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: October 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)